Average Annual Total Returns - Prospectus-Adviser Class - Payden Equity Income Fund - Adviser Class	Feb. 28, 2021
Average Annual Return:
1 Year	0.55%
5 Years	9.56%
Since Inception	10.84%
Inception Date	Dec. 01, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	0.15%
5 Years	8.55%
Since Inception	9.75%
Inception Date	Dec. 01, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.61%
5 Years	7.42%
Since Inception	8.62%
Inception Date	Dec. 01, 2011